Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 04, 2020 $ / shares shares	Dec. 31, 2019 USD ($)
Temporary Equity, Shares Outstanding	696,115	677,484	606,910
Unrecognized tax benefits | $		$ 33,425,000	$ 47,637,000		$ 45,003,000
Accrued interest and penalties | $		$ 13,300,000	$ 18,600,000
CIK0001812667 CC Neuberger Principal Holdings II
NAV on investments | $ / shares	$ 1.00	$ 1.00
Federal depository insurance corporation coverage | $	$ 250,000	$ 250,000
Number of Class A ordinary share in each unit				1
Number of shares called by each warrants (in shares)				1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Unrecognized tax benefits | $	$ 0	0
Accrued interest and penalties | $	$ 0	$ 0
Redeemable Warrants | CIK0001812667 CC Neuberger Principal Holdings II
Warrants issued	20,700,000	20,700,000
Private Placement Warrants | CIK0001812667 CC Neuberger Principal Holdings II
Warrants issued	18,560,000	18,560,000
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Number of shares called by each warrants (in shares)	1	1
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Temporary Equity, Shares Outstanding	82,800,000	82,800,000	82,800,000
Private Placement to purchase	39,260,000	39,260,000
Class A | Private Placement Warrants | CIK0001812667 CC Neuberger Principal Holdings II
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Forward Purchase Agreement | CIK0001812667 CC Neuberger Principal Holdings II
Number of Class A ordinary share in each unit	1	1
Warrant in each unit	0.1875
Number of shares called by each warrants (in shares)	1	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Forward Purchase Agreement | Private Placement Warrants | CIK0001812667 CC Neuberger Principal Holdings II
Exercise price of warrants (in dollars per share) | $ / shares	$ 10.00
Private Placement to purchase		10.00
Maximum | Forward Purchase Agreement | CIK0001812667 CC Neuberger Principal Holdings II
Number of shares called by each warrants (in shares)		200,000,000
Private Placement to purchase	200,000,000